INCOME TAX (EXPENSE)/CREDIT (Schedule of Charge for Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current tax expense/(credit)
Irish Corporation tax		$ (154)	$ 21		$ 0
Foreign taxes	[1]	290	254		462
Adjustment in respect of prior years		329	10		(198)
Total current tax expense/(credit)		465	285		264
Deferred tax credit
Origination and reversal of temporary differences (see Note 14)	[2]	(266)	(41)		(547)
Origination and reversal of net operating losses (see Note 14)		0	242	[2]	224	[2]
Total deferred tax (credit)/charge	[2]	(266)	201		(323)
Total income tax charge/(credit) on continuing operations in statement of operations		199	486		(59)
Tax charge on discontinued operations (see Note 8)		0	0		0
Total tax charge/(credit)		$ 199	$ 486		$ (59)

[1]	In 2025, the foreign taxes relate primarily to USA and Canada.
[2]	In 2025, there was a deferred tax credit of US$28,000 (2024: credit of US$43,000) (2023: charge of US$174,000) recognised in respect of Ireland and a deferred tax credit of US$238,000 (2024: charge of US$244,000) (2023: credit of US$497,000) recognised in respect of overseas tax jurisdictions.